Expenses	12 Months Ended
Mar. 31, 2024
Expenses [Abstract]
EXPENSES

NOTE 4 — EXPENSES

Expenses consist of the following for the year ended March 31, 2024, and March 31, 2023:

	For the year ended March 31, 2024	For the year ended March 31, 2023
	(US$)	(US$)
Cost of revenue	$16,762,580	$13,884,291
Amortization of intangible assets	15,813	16,211
Depreciation	910,671	680,013
Legal and professional expenses	386,622	833,079
Staffing expense	844,098	633,979
Other operating expenses	2,643,948	2,267,265
Total expenses	$21,563,732	$18,314,838

	For the year ended March 31, 2024	For the year ended March 31, 2023
	(In USD)	(In USD)
Cost of revenue consists of :
Cost of materials consumed	—	—
Broadcaster/subscription Fees	15,454,840	12,715,217
Lease line/bandwidth charges	1,225,922	1,091,700
Carriage fees	1,658	—
Cable hardware & networking Exp.	78,157	28,129
Ham charges	—	3,156
Activation installation costs	—	37,217
Programming expenses	2,003	8,872
	$16,762,580	$13,884,291

During the year ending March 31, 2024, the Company has recorded costs of revenue of $16,762,580 relating to the business of Sri Sai, a licensed Multi System Operator in the business of telecasting/streaming of broadcast channels to subscribers for a subscription charge.

During the year ending March 31, 2023, the Company has recorded costs of revenue of $13,884,291 relating to the business of Sri Sai, a licensed Multi System Operator in the business of telecasting/streaming of broadcast channels to subscribers for a subscription charge.

	For the year ended March 31, 2024	For the year ended 31 March 2023
	(US$)	(US$)
Legal and professional expenses consist of :
Audit fees	$119,525	$144,747
Legal and professional fees	267,097	688,332
Total expenses	$386,622	$833,079

Staffing expenses consists of:

	For the year ended March 31, 2024	For the year ended March 31, 2023
	(US$)	(US$)
Salaries, wages and bonus	$775,319	$555,591
Contribution to a gratuity fund	29,774	30,606
EPF, ESIC and labour welfare fund	19,719	34,738
Staff welfare expenses	19,286	13,044
Total expenses	$844,098	$633,979

Staff costs include salary paid to the various operations and administrative persons and director of the subsidiaries.

The Group provides for gratuity for employees in India as per the Payment of Gratuity Act, 1972. Employees who are in continuous service for a period of 5 years are eligible for gratuity. The amount of gratuity payable on retirement/termination is the employees last drawn basic salary per month computed proportionately for 15 days salary multiplied for the number of years of service. For the funded plan the group makes contributions to recognized funds in India. The group does not fully fund the liability and maintains a target level of funding to be maintained over a period of time based on estimations of expected gratuity payments.

Details of other operating expenses:

	For the year ended March 31, 2024	For the year ended March 31, 2023
	(US$)	(US$)
Electricity charges	$59,821	$59,036
Repair & maintenance expenses	179,592	129,987
Business promotion expenses	30,096	3,508
Operating lease rentals	17,579	15,327
Regulatory expenses	43,551	69,929
Conveyance & Traveling expenses	28,434	112,111
Security charges	12,653	5,150
Commission charges	1,621,014	1,465,012
Credit Loss allowances	72,698	(120,544)
Loss on disposal of a subsidiary	1,000	192,776
Other operating expenses	577,510	334,973
Total other expenses	$2,643,948	$2,267,265

We had retained Skyline Corporate Communications Group, LLC for our capital markets, financial and public relations advisory services. The Company could not make payments under the contract, as the client did not comply with the mandatory regulatory requirements. The client has approach for arbitration. On April 11, 2023, the arbitrator has awarded final damages in favor of Skyline of $130,000 plus legal and other incidental expenses, aggregating to $260,000.

Details of Finance and other income

	For the year ended March 31, 2024	For the year ended March 31, 2023
	(US$)	(US$)
Interest on income tax refund	$—	$19,123
Total	$—	$19,123

Details of Finance and other costs

	For the year ended March 31, 2024	For the year ended March 31, 2023
	(US$)	(US$)
Interest on bank overdrafts, loans and other financial liabilities	$346,465	$328,449
Interest on lease liabilities	$42,850	$21,845
Commission and other borrowings	232,911	122,000
Collection charges	15,715	125,930
Foreign exchange losses on borrowings	—	—
Share warrant expenses	—	1,607,791
Other costs - interest on tax payables	1,016	4,389
	638,957	2,210,404

	For the year ended March 31, 2024	For the year ended March 31, 2023
	(US$)	(US$)
Total borrowing costs	$638,957	$2,210,404
Less: amounts included in the cost of qualifying assets	$—	$—
	638,957	2,210,404

The Company has reclassified the share warrant expenses as finance costs in respect of bridge financing obtained during the year ending March 31, 2023.